Distribution and Selling Expenses	12 Months Ended
Dec. 31, 2025
Distribution and Selling Expenses [Abstract]
DISTRIBUTION AND SELLING EXPENSES
12.	DISTRIBUTION AND SELLING EXPENSES

	Year ended December 31,
	2025	2024	2023
Outsourced service fee	4,277,941	855,518	58,942
Amortization of trademark use rights	3,447,188	1,795,279	-
Others	292	1,107	39
	7,725,421	2,651,904	58,981